Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 51.4%
Communication Services — 2.6%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	4.100%	2/15/28	$1,090,000	$1,093,774
AT&T Inc., Senior Notes	4.700%	8/15/30	820,000	840,949
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,000,000	1,015,310 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	820,000	792,540
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	1,008,000	904,680
Total Diversified Telecommunication Services				4,647,253
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	196,000	195,528
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	400,000	399,112 (a)
Total Entertainment				594,640
Interactive Media & Services — 0.8%
Alphabet Inc., Senior Notes	3.875%	11/15/28	850,000	856,362
Alphabet Inc., Senior Notes	3.700%	2/15/29	900,000	900,993
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,960,000	1,977,711
Total Interactive Media & Services				3,735,066
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	216,000	216,296 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	190,000	194,408 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	126,397 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	70,000	71,682 (a)
Total Media				608,783
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	1,200,000	1,159,703
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	970,000	952,619
Total Wireless Telecommunication Services				2,112,322

Total Communication Services				11,698,064
Consumer Discretionary — 4.9%
Automobile Components — 0.0%††
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	200,000	206,240 (a)
Automobiles — 1.9%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,436,388 (a)
General Motors Co., Senior Notes	4.200%	10/1/27	1,310,000	1,314,003
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,390,617
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,395,189 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	1,230,000	1,251,078 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,500,000	1,498,067 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000	309,032 (a)
Total Automobiles				8,594,374
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	3.900%	11/20/28	570,000	573,261
Amazon.com Inc., Senior Notes	4.100%	11/20/30	630,000	634,762
eBay Inc., Senior Notes	1.400%	5/10/26	950,000	945,322
Prosus NV, Senior Notes	3.257%	1/19/27	1,630,000	1,616,469 (a)
Total Broadline Retail				3,769,814
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp., Senior Notes	5.875%	6/15/31	$290,000	$303,254 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	810,000	839,052 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,250,000	2,289,765
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,420,000	2,479,732
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	121,321 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	660,000	665,145 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,460,000	1,492,472 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	530,000	520,544
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	210,685
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	390,000	415,138 (a)
Total Hotels, Restaurants & Leisure				9,337,108
Specialty Retail — 0.1%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	390,000	379,702 (a)(b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	100,000	97,733 (a)
Total Specialty Retail				477,435

Total Consumer Discretionary				22,384,971
Consumer Staples — 4.0%
Food Products — 0.9%
Mars Inc., Senior Notes	4.600%	3/1/28	4,230,000	4,293,055 (a)
Tobacco — 3.1%
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,538,945
Altria Group Inc., Senior Notes	4.875%	2/4/28	1,060,000	1,079,468
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,900,000	2,006,000
BAT Capital Corp., Senior Notes	3.557%	8/15/27	710,000	706,671
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,050,000	1,983,513
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,457,777
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	1,170,000	1,182,880 (a)
Japan Tobacco Inc., Senior Notes	4.850%	5/15/28	1,120,000	1,142,977 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,090,106
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,710,000	1,722,446
Total Tobacco				13,910,783

Total Consumer Staples				18,203,838
Energy — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	264,589 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	1,200,000	1,199,971
Chord Energy Corp., Senior Notes	6.000%	10/1/30	150,000	153,296 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,707,000	1,718,581 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,800,000	1,882,161 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,370,000	1,350,664 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	830,000	831,925
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	120,000	119,299 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,570,000	1,563,427
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	1,110,000	1,124,485
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,970,000	2,028,498
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	493,282
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	3.125%	5/15/26	$1,960,000	$1,954,338 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	788,000	786,982
EQT Corp., Senior Notes	5.000%	1/15/29	1,170,000	1,193,372
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,150,000
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	940,000	937,434
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	250,000	248,039
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	30,000	31,080 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,550,000	1,548,026 (a)
Targa Resources Corp., Senior Notes	4.350%	1/15/29	730,000	736,151
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	220,000	224,022
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.000%	3/15/28	830,000	832,120
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	420,000	450,712 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	80,000	83,143 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	30,000	33,294 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	30,000	34,043 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	60,000	63,948 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	300,000	306,242
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,860,000	1,860,564
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,100,000	1,162,590

Total Energy				26,366,278
Financials — 14.5%
Banks — 9.0%
Banco Santander SA, Senior Notes	4.551%	11/6/30	1,200,000	1,209,859
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	2,600,000	2,601,281 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,800,000	1,782,017 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	2,070,000	2,079,804 (c)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	960,000	970,384 (c)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	4.745%	9/15/26	200,000	200,477 (c)
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	773,877
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	700,000	691,378 (a)(c)
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,230,000	1,245,736 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	850,000	867,805 (a)(c)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,555,965
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	1,430,000	1,416,380 (c)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	4,780,000	4,813,981 (c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	800,000	797,728 (a)(c)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,222,936 (a)(c)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	930,534 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,100,000	1,120,290 (c)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	200,000	201,802 (c)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	1,190,000	1,200,792 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	$1,460,000	$1,514,400 (c)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,660,000	2,633,598
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	580,000	585,338
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,400,000	1,390,365 (c)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,620,000	3,594,724
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	894,479 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	147,781 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	270,428 (c)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	2,340,000	2,383,172 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,007,715
Total Banks				41,105,026
Capital Markets — 2.9%
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,830,000	1,821,856 (c)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	730,000	735,127 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	1,570,000	1,640,556 (c)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	2,990,000	2,996,221 (c)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	1,000,000	1,018,326 (c)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	2,180,000	2,277,329 (c)
UBS AG, Senior Notes	1.250%	6/1/26	1,200,000	1,192,014
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	1,550,000	1,532,774 (a)(c)
Total Capital Markets				13,214,203
Consumer Finance — 0.7%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	690,000	691,541 (c)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,209,301 (a)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,050,000	1,047,397 (a)
Total Consumer Finance				2,948,239
Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,089,915
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,890,000	1,922,304
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	550,000	559,337
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	350,000	350,244
Block Inc., Senior Notes	6.000%	8/15/33	190,000	193,215 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	480,000	499,685 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	1,200,000	1,214,624
Total Financial Services				6,829,324
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,270,000	1,309,975
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	200,000	210,234 (a)
Total Insurance				1,520,209
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	440,000	452,137

Total Financials				66,069,138
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 5.5%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/27	$2,430,000	$2,453,201
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	570,000	569,682 (b)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	1,009,488 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	694,000	703,452
Total Health Care Equipment & Supplies				2,282,622
Health Care Providers & Services — 2.9%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	1,050,000	1,056,396
Cencora Inc., Senior Notes	4.625%	12/15/27	770,000	780,014
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,270,000	1,264,533
CVS Health Corp., Senior Notes	4.300%	3/25/28	790,000	795,015
Humana Inc., Senior Notes	1.350%	2/3/27	2,780,000	2,712,139
Humana Inc., Senior Notes	5.750%	12/1/28	350,000	362,821
McKesson Corp., Senior Notes	4.250%	9/15/29	1,380,000	1,395,719
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	570,000	577,213
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	920,000	919,021
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	2,050,000	2,099,170
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	990,000	1,018,548
Total Health Care Providers & Services				12,980,589
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	884,131
Pharmaceuticals — 1.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	589,954 (a)
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,361,300
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	210,000	219,693
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,882,178
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,865,000	1,867,740
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	212,453
Total Pharmaceuticals				6,133,318

Total Health Care				24,733,861
Industrials — 4.3%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.250%	2/1/28	460,000	454,779
Bombardier Inc., Senior Notes	7.250%	7/1/31	50,000	53,258 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	90,000	94,949 (a)
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	220,000	228,439
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	220,000	221,728
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	720,000	727,510
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,751,181
RTX Corp., Senior Notes	4.125%	11/16/28	900,000	905,729
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	236,539 (a)
Total Aerospace & Defense				5,674,112
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	210,000	218,389 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — 0.1%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	$220,000	$221,066 (a)
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	240,000	236,437 (a)
Total Commercial Services & Supplies				457,503
Electrical Equipment — 0.2%
GE Vernova Inc., Senior Notes	4.250%	2/4/31	730,000	735,305
Ground Transportation — 0.5%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,380,000	1,358,991
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	1,070,000	1,072,619 (a)
Total Ground Transportation				2,431,610
Machinery — 0.5%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	1,031,597
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,190,000	1,223,873
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	109,628 (a)
Total Machinery				2,365,098
Passenger Airlines — 0.4%
American Airlines Pass-Through Trust	3.375%	5/1/27	1,251,586	1,238,294
Delta Air Lines Pass-Through Trust	2.000%	6/10/28	335,567	321,914
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	120,000	122,497
Total Passenger Airlines				1,682,705
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	530,000	541,391
Trading Companies & Distributors — 1.2%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,510,000	2,484,797
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,620,000	1,654,321
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	70,000	73,398 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	74,040 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	210,000	217,687 (a)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	210,000	198,458
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	640,000	671,253 (a)
Total Trading Companies & Distributors				5,373,954

Total Industrials				19,480,067
Information Technology — 3.6%
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	120,000	127,618 (a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,690,000	1,686,212
Total Electronic Equipment, Instruments & Components				1,813,830
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	1,530,000	1,549,966
Broadcom Inc., Senior Notes	5.050%	7/12/27	150,000	152,535
Broadcom Inc., Senior Notes	4.800%	4/15/28	1,370,000	1,398,333
Broadcom Inc., Senior Notes	4.600%	7/15/30	1,160,000	1,186,297
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	211,174 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	1,840,000	1,741,260
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,076,062
Total Semiconductors & Semiconductor Equipment				7,315,627
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.8%
Oracle Corp., Senior Notes	4.550%	2/4/29	$800,000	$801,698
Oracle Corp., Senior Notes	4.200%	9/27/29	1,300,000	1,284,426
Oracle Corp., Senior Notes	4.950%	2/4/31	480,000	479,156
Synopsys Inc., Senior Notes	4.650%	4/1/28	970,000	982,533
Synopsys Inc., Senior Notes	4.850%	4/1/30	220,000	225,319
Total Software				3,773,132
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,711,323
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	200,000	204,940 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	600,000	601,002
Total Technology Hardware, Storage & Peripherals				3,517,265

Total Information Technology				16,419,854
Materials — 2.0%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	1,620,000	1,619,835 (a)
Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	1,100,000	1,117,279
Metals & Mining — 0.8%
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	209,565 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,560,000	1,554,074 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	990,000	988,877 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,050,000	1,058,091
Total Metals & Mining				3,810,607
Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,192,831 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,500,000	1,500,869 (a)
Total Paper & Forest Products				2,693,700

Total Materials				9,241,421
Real Estate — 0.2%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	590,000	578,021 (a)
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	160,000	164,240 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	50,000	50,668 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	250,000	251,296 (a)
Total Specialized REITs				466,204

Total Real Estate				1,044,225
Utilities — 4.0%
Electric Utilities — 3.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,340,000	1,385,191
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	650,000	664,573
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	420,000	420,331
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	1,190,000	1,208,156
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	708,317
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,122,588
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	1,150,000	1,158,677 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	$2,330,000	$2,271,808
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	1,110,000	1,154,225
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,595,239 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,390,000	2,479,961
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	80,000	84,199 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	1,220,000	1,233,816 (a)
Vistra Operations Co. LLC, Senior Secured Notes	4.700%	1/31/31	1,050,000	1,056,501 (a)
Total Electric Utilities				16,543,582
Gas Utilities — 0.2%
Snam SpA, Senior Notes	5.000%	5/28/30	620,000	638,552 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	110,000	116,854 (a)
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	924,261 (a)

Total Utilities				18,223,249
Total Corporate Bonds & Notes (Cost — $232,108,247)				233,864,966
Asset-Backed Securities — 17.9%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.680%	4/15/35	670,000	670,830 (a)(c)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	630,000	631,680 (a)(c)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	4.493%	10/25/35	339,823	331,610 (c)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.868%	4/17/38	890,000	891,704 (a)(c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.168%	4/19/37	323,000	323,420 (a)(c)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	910,000	917,215 (a)
Apex Credit CLO Ltd., 2020-1A A1R3 (3 mo. Term SOFR + 1.160%)	4.823%	4/20/35	900,000	901,940 (a)(c)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.848%	10/20/34	910,000	911,329 (a)(c)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.168%	10/18/31	1,230,000	1,234,744 (a)(c)
Ares CLO Ltd., 2021-60A AR2 (3 mo. Term SOFR + 0.960%)	4.628%	7/18/34	560,000	560,064 (a)(c)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	2,230,000	2,243,453 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.208%	10/22/38	600,000	601,744 (a)(c)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	5.198%	10/22/38	220,000	220,645 (a)(c)
AutoNation Finance Trust, 2026-1A A4	4.180%	6/11/31	430,000	435,000 (a)
AutoNation Finance Trust, 2026-1A C	4.560%	10/14/31	530,000	537,532 (a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	934,350 (a)
Avis Budget Rental Car Funding AESOP LLC, 2025-1A A	4.800%	8/20/29	390,000	397,219 (a)
Basswood Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.030%)	4.698%	4/20/34	800,000	800,925 (a)(c)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.072%	7/15/36	320,000	320,256 (a)(c)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	660,000	660,717 (a)(c)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.878%	1/20/39	650,000	649,675 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.318%	10/25/37	1,130,000	1,134,547 (a)(c)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.822%	4/15/35	660,000	661,458 (a)(c)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.352%	10/15/35	710,000	712,132 (a)(c)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	25,658	25,654
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.058%	10/20/37	830,000	832,233 (a)(c)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	164,879	151,773 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.189%	4/22/37	200,000	200,673 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	$1,024,744	$961,191 (a)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	297,588	297,551
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	491,512	507,595 (a)
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.788%	7/24/34	1,070,000	1,071,464 (a)(c)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	286,666	250,093 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	199,500	201,668 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.780%	4/20/37	830,000	830,999 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.188%	4/20/37	250,000	250,943 (a)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	11,216	11,228 (a)
Enterprise Fleet Financing LLC, 2023-1 A3	5.420%	10/22/29	2,500,000	2,519,648 (a)
Enterprise Fleet Financing LLC, 2026-1 A4	4.290%	9/20/32	700,000	711,271 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	1,059,727	1,068,003
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,955,000	1,959,087 (a)
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.768%	4/20/33	533,392	533,964 (a)(c)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.008%	10/15/38	760,000	760,988 (a)(c)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	562,198	564,487 (a)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	2,150,000	2,159,521
GoldenTree Loan Management US CLO Ltd., 2024-20A A (3 mo. Term SOFR + 1.450%)	5.118%	7/20/37	650,000	652,262 (a)(c)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	5.560%	4/26/31	425,144	426,160 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.147%	7/30/37	430,000	431,316 (a)(c)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	105,524 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	244,611	220,067 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	332,944	341,646 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	4.538%	10/25/35	168,899	168,563 (c)
Kinetic ABS Issuer LLC, 2026-1A A2	5.219%	2/25/56	1,260,000	1,283,488 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.870%	1/21/39	720,000	721,434 (a)(c)
M&T Bank RV Trust, 2026-1A A	4.350%	1/15/46	1,350,000	1,364,503 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,287,431 (a)
Magnetite Ltd., 2021-31A A1R (3 mo. Term SOFR + 1.000%)	4.672%	7/15/34	730,000	730,904 (a)(c)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	910,000	910,272 (a)(c)
MAPS Trust, 2026-1A A	5.201%	1/15/51	1,252,363	1,271,882 (a)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	4.829%	1/22/35	1,020,000	1,022,091 (a)(c)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	790,000	807,541 (a)
Mountain Point CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.230%)	4.896%	4/20/39	390,000	390,193 (a)(b)(c)
Mountain View CLO Ltd., 2019-2A A1R (3 mo. Term SOFR + 1.670%)	5.342%	7/15/37	480,000	481,444 (a)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	240,193	237,443 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	4.674%	1/15/43	20,603	20,605 (a)(c)
Navient Private Education Refi Loan Trust, 2024-A A	5.660%	10/15/72	1,210,528	1,249,032 (a)
Navient Refinance Loan Trust, 2026-A A	4.500%	1/18/56	1,350,000	1,357,951 (a)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	4.382%	4/25/40	530,750	518,301 (c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.382%	12/26/69	395,968	391,195 (a)(c)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	401,773	406,978 (a)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	4.382%	9/25/42	195,504	193,308 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2015-3A A2 (30 Day Average SOFR + 0.714%)	4.382%	2/27/51	$1,783,026	$1,782,596 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	4.812%	4/20/62	1,550,000	1,552,342 (a)(c)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.522%	4/20/62	577,166	576,080 (a)(c)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.417%	10/25/33	1,789,037	1,789,557 (a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.666%	10/23/36	730,000	730,361 (a)(b)(c)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	4.718%	8/25/34	11,781	28,387 (c)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	750,000	766,665 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	4.972%	10/15/34	570,000	571,068 (a)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	4.998%	7/20/35	870,000	872,392 (a)(c)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	194,700	194,559 (a)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.818%	4/20/38	500,000	500,483 (a)(c)
Palmer Square Loan Funding Ltd., 2024-1A A1R (3 mo. Term SOFR + 0.820%)	4.480%	10/15/32	920,000	920,370 (a)(c)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.058%	7/20/36	880,000	881,655 (a)(c)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	1,820,000	1,824,839 (a)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	490,000	499,852 (a)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.057%	1/30/38	410,000	411,526 (a)(c)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	541,789	549,085 (a)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,166,200	1,196,188 (a)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.255%	12/15/39	1,317,548	1,294,026 (c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.524%	10/15/41	887,286	932,336 (a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	4.329%	7/25/55	106,606	102,579 (c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	4.332%	5/26/55	513,680	511,099 (c)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	4.432%	6/26/55	521,605	521,795 (c)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	4.579%	1/15/53	1,468,954	1,459,617 (a)(c)
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	4.758%	6/17/52	636,862	636,598 (a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	260,181	247,254 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	1,270,000	1,278,936 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	496,676	471,641 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	476,373	461,206 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.868%	4/20/38	850,000	851,212 (a)(c)
Symphony CLO Ltd., 2025-52A AR (3 mo. Term SOFR + 1.150%)	4.815%	1/20/36	790,000	791,217 (a)(c)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	1,000,000	1,013,442 (a)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	534,192	534,840 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	4.798%	7/20/34	660,000	660,925 (a)(c)
Uniti Fiber Abs Issuer LLC, 2025-2A A2	5.177%	1/20/56	460,000	465,575 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.667%	7/30/32	201,291	201,815 (a)(c)
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	5.729%	1/20/31	360,000	361,691 (a)(c)
Wendy’s Funding LLC, 2019-1A A2II	4.080%	6/15/49	818,303	808,335 (a)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	4.942%	10/15/35	1,100,000	1,103,089 (a)(c)
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	5.068%	10/25/32	762,952	763,699 (a)(c)

Total Asset-Backed Securities (Cost — $81,582,926)				81,666,689
Collateralized Mortgage Obligations(d) — 13.7%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	4.849%	9/15/34	500,000	498,249 (a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	228,310	204,215 (a)(c)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	744,646	753,236 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.021%	1/20/43	$520,000	$520,371 (a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	891,878 (c)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	354,932
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.010%	9/15/54	12,194,045	409,082 (c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	565,992
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	890,255 (c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	0.813%	7/15/56	20,884,908	351,618 (c)
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	5.032%	6/15/41	1,182,500	1,184,094 (a)(c)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.260%	12/15/42	1,040,000	1,045,901 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	67,734	66,719 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	486,879	490,585 (a)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,214,250 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	4.695%	12/15/38	96,360	96,351 (a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	4.650%	1/17/39	1,570,000	1,570,220 (a)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	390,000	383,303 (a)(c)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.410%	8/15/42	1,050,000	1,053,899 (a)(c)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.464%	10/15/36	1,350,000	1,347,964 (a)(c)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.150%	8/19/43	760,000	761,187 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.088%	8/25/35	739	732 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.368%	10/25/35	3,436	3,357 (a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	541,365	505,567 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	327,250
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	376,469	380,807 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	208,470	210,637 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	56,515	55,138 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	124,264	121,400 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,418,745 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	223,814	217,003 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	288,458	248,953 (a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	288,458	250,910 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	343,129	308,418 (a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	652,231	560,090 (a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,098,027	1,042,612 (a)(c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	150,604	152,431 (a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	486,897	422,145 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	257,516	234,061 (a)(c)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.960%	10/15/42	910,000	912,339 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	4.444%	8/25/29	1,180,933	1,184,062 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	4.232%	9/25/49	532,485	525,711 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.967%	8/25/33	194,597	197,899 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	5.767%	10/25/33	$623,201	$634,591 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.067%	2/25/42	880,000	890,813 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.167%	6/25/42	810,000	846,765 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.617%	2/25/44	510,000	515,714 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	675,435	635,620 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.457%	6/1/28	11	11 (c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.767%	6/25/43	300,000	311,834 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.167%	10/25/43	870,000	886,817 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.067%	8/25/54	1,817,831	1,838,509 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	69,613	69,535 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.232%	3/25/42	493,619	494,310 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.432%	8/25/43	226,790	228,659 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.845%	8/25/42	155,503	156,893 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	4.182%	5/25/42	34,732	34,704 (c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	397,858	394,747 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.297%	2/20/61	13,592	13,601 (c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.197%	3/20/63	72,177	71,926 (c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	4.797%	3/20/66	467,029	470,183 (c)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	4.297%	7/20/67	163,036	163,136 (c)
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.497%	10/20/69	865,944	867,141 (c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.042%	4/20/70	1,130,458	1,127,800 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	3.962%	9/20/71	1,543,545	1,536,073 (c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	5.162%	6/20/71	2,772,101	2,848,515 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	4.799%	7/15/39	101,081	101,281 (a)(c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.140%	3/20/26	53,521	5,438 (a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.682%	6/20/35	142,908	135,517 (c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	4.849%	2/15/39	321,942	322,252 (a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	611,834	591,899 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1	5.750%	4/25/61	452,882	454,625 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	943,659	945,358 (a)
MAD Commercial Mortgage Trust, 2025-11MD A	4.912%	10/15/42	1,340,000	1,361,403 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.152%	5/18/42	$590,000	$592,565 (a)(c)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	5.014%	2/18/41	210,000	210,134 (a)(c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	4.861%	10/16/36	198,327	198,457 (a)(c)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	292,418	287,599 (a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.681%	9/25/57	292,753	291,354 (a)(c)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.067%	3/15/31	910,000	911,418 (a)(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	96,267	95,984
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	4.807%	11/15/34	67,084	66,548 (a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	223,299	218,411 (a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	544,010	503,904 (a)(c)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	733,288	706,242 (a)(c)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	440,000	441,175 (a)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	1,000,000	1,028,517 (a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	553,233	466,780 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	558,105	478,042 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	658,571	564,684 (a)(c)
OBX Trust, 2026-NQM1 A3	5.171%	11/25/65	825,611	827,443 (a)
PLYM Commercial Mortgage Trust, 2026-IND A (1 mo. Term SOFR + 1.250%)	4.900%	3/15/43	1,130,000	1,131,413 (a)(b)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	838,493	736,340 (a)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	490,998	498,191 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,523	1,492
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	4.238%	11/25/33	15,726	15,510 (c)
RIDE, 2025-SHRE A	5.619%	2/14/47	960,000	993,072 (a)(c)
SCMS Mortgage Trust, 2025-BNC1 A2	4.502%	12/15/57	1,020,000	1,024,282 (a)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	4.924%	5/15/38	920,000	918,520 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.660%	1/15/39	1,560,000	1,560,330 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.699%	3/25/34	53,332	52,628 (c)
Structured Asset Securities Corp., 2005-RF3 2A	4.475%	6/25/35	184,517	168,407 (a)(c)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.116%	11/19/42	1,020,000	1,022,105 (a)(c)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.103%	2/15/42	1,120,000	1,111,849 (a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	5.938%	10/25/48	1,460,000	1,526,827 (a)(c)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	790,000	789,619 (a)

Total Collateralized Mortgage Obligations (Cost — $63,191,781)				62,330,080
U.S. Government & Agency Obligations — 4.4%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.820%	12/11/26	250,000	250,150 (c)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	3.780%	6/18/26	1,210,000	1,210,368 (c)
Total U.S. Government Agencies				1,460,518
U.S. Government Obligations — 4.1%
U.S. Treasury Notes	3.875%	7/31/27	950,000	955,585
U.S. Treasury Notes	3.500%	11/15/28	1,420,000	1,424,160
U.S. Treasury Notes	3.750%	1/31/31	210,000	212,166
U.S. Treasury Notes	4.000%	7/31/32	15,750,000	16,044,697
Total U.S. Government Obligations				18,636,608

Total U.S. Government & Agency Obligations (Cost — $19,844,838)				20,097,126
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 3.8%
FHLMC — 1.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	$1,348,130	$1,306,576
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,951,185	1,720,933
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/52	272,634	269,196
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	69,732	74,114
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	3.281%	1/1/49	3,290,859	3,264,440 (c)
Total FHLMC				6,635,259
FNMA — 1.7%
Federal National Mortgage Association (FNMA)	2.280%	9/1/26	1,156,868	1,142,379
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	746,853	727,062
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,192,041	1,157,393
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	572,678	573,927
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	638,697	564,909
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,527,277	1,571,810
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	674,507	710,087
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	1,030,366	1,075,732
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.411%	9/1/37	186,889	188,988 (c)
Total FNMA				7,712,287
GNMA — 0.6%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	18,751	17,992
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	123,147	107,813
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,739,575	1,775,765
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	921,225	953,016
Total GNMA				2,854,586

Total Mortgage-Backed Securities (Cost — $17,336,523)				17,202,132
Senior Loans — 1.2%
Communication Services — 0.1%
Media — 0.1%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.173%	6/28/32	338,300	338,572 (c)(e)(f)
Versant Media Group Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.161%	1/30/31	150,000	150,164 (c)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.052%	3/31/31	295,000	276,482 (c)(e)(f)

Total Communication Services				765,218
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.423%	9/20/30	54,916	54,938 (c)(e)(f)
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.923%	6/11/31	374,300	369,269 (c)(e)(f)
Petco Health & Wellness Co. Inc., 2026 Term Loan (1 mo. Term SOFR + 4.250%)	7.923%	1/22/31	380,000	366,225 (c)(e)(f)
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.418%	8/13/32	502,955	502,955 (c)(e)(f)(g)
Total Specialty Retail				1,238,449

Total Consumer Discretionary				1,293,387
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.4%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.673%	11/24/32	$210,000	$205,449 (c)(e)(f)
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B	—	9/15/31	330,000	312,675 (h)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan	—	12/15/31	140,000	135,975 (h)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.422%	11/6/28	192,500	193,463 (c)(e)(f)
Total Financial Services				329,438
Insurance — 0.2%
AmWINS Group Inc., 2026 Refinancing Term Loan	—	1/30/32	440,000	436,150 (h)
Asurion LLC/Asurion Co-Issuer Inc., New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.023%	8/21/28	396,788	390,671 (c)(e)(f)(h)
HUB International Ltd., 2025 Incremental Term Loan	—	6/20/30	50,000	49,534 (h)
Sedgwick Claims Management Services Inc., 2024 Term Loan	—	7/31/31	140,000	136,010 (h)
Truist Insurance Holdings LLC, 2024 Term Loan B	—	5/6/31	20,000	19,680 (h)
Total Insurance				1,032,045

Total Financials				1,879,607
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan	—	10/23/28	70,000	70,179 (h)
Health Care Providers & Services — 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	5.773%	11/15/27	284,934	284,934 (c)(e)(f)
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Initial Term Loan	—	2/15/29	130,000	126,967 (h)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.923%	5/5/28	308,145	309,601 (c)(e)(f)

Total Health Care				791,681
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	74,009	12,026 *(i)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	1/2/40	59,762	58,267 (c)(e)(f)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	194,257	169,975 (h)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	14,821	14,451 (c)(e)(f)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	29,272	28,541 (c)(e)(f)
Total Passenger Airlines				283,260
Professional Services — 0.0%††
CoreLogic Inc., First Lien Initial Term Loan	—	6/2/28	50,000	47,625 (h)

Total Industrials				330,885
Information Technology — 0.1%
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2	—	3/21/31	160,000	149,120 (h)
Cloudera Inc., Term Loan	—	10/8/28	130,000	115,329 (h)
UKG Inc., Term Loan B	—	2/10/31	140,000	132,895 (h)

Total Information Technology				397,344
Total Senior Loans (Cost — $5,479,318)				5,458,122
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750		3/13/26	80	$200,000	$500
3-Month SOFR Futures, Call @ $96.750		6/12/26	180	450,000	24,750

Total Exchange-Traded Purchased Options (Cost — $179,046)					25,250
	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	12,180,000	12,180,000	43,128
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	640,000	640,000	2,266

Total OTC Purchased Options (Cost — $52,326)					45,394

Total Purchased Options (Cost — $231,372)					70,644
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				60	29 *(j)(k)
Spirit Aviation Holdings Inc.				10,243	4,917 *

Total Common Stocks (Cost — $143,870)					4,946
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $88,598)			3/12/30	7,278	3,493 *(a)(j)(k)
Total Investments before Short-Term Investments (Cost — $420,007,473)					420,698,198
		Rate		Shares
Short-Term Investments — 7.5%
Money Market Funds — 4.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $21,513,311)		3.603%		21,513,311	21,513,311 (l)(m)
			Maturity Date	Face Amount
Certificates of Deposit — 2.4%
Credit Agricole Corporate and Investment Bank		3.800%	7/22/26	$5,000,000	5,002,569
Swedbank AB		3.750%	7/22/26	6,000,000	6,000,542

Total Certificates of Deposit (Cost — $11,000,000)					11,003,111
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 0.4%
MUFG Securities Americas Inc. (Cost — $1,684,091)	3.810%	10/19/26	$1,725,000	$1,684,315 (n)

Total Short-Term Investments (Cost — $34,197,402)				34,200,737
Total Investments — 99.9% (Cost — $454,204,875)				454,898,935
Other Assets in Excess of Liabilities — 0.1%				318,966
Total Net Assets — 100.0%				$455,217,901

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	The coupon payment on this security is currently in default as of February 28, 2026.
(j)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(k)	Restricted security (Note 3).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $21,513,311 and the cost was $21,513,311 (Note 2).

(n)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Ultra-Short Income Fund
At February 28, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/13/26	$97.000	164	$410,000	$(1,025)
3-Month SOFR Futures, Call	12/11/26	97.500	40	100,000	(12,500)
3-Month SOFR Futures, Put	12/11/26	96.500	85	212,500	(11,687)
Total Exchange-Traded Written Options (Premiums received — $61,943)					(25,212)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $47,828)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	2,820,000	2,820,000	$(40,633)
Total Written Options (Premiums received — $109,771)						$(65,845)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	91	6/26	$21,956,216	$21,921,331	$(34,885)
3-Month SOFR	42	12/27	10,166,712	10,191,300	24,588
3-Month SOFR	81	3/28	19,603,183	19,650,600	47,417
U.S. Treasury 5-Year Notes	83	6/26	9,110,897	9,141,672	30,775
					67,895
Contracts to Sell:
3-Month SOFR	42	12/26	10,169,162	10,161,375	7,787
U.S. Treasury 2-Year Notes	716	6/26	149,575,636	149,839,782	(264,146)
U.S. Treasury 10-Year Notes	91	6/26	10,271,468	10,356,937	(85,469)
U.S. Treasury Long-Term Bonds	14	6/26	1,646,753	1,658,562	(11,809)
U.S. Treasury Ultra 10-Year Notes	8	6/26	924,383	933,875	(9,492)
U.S. Treasury Ultra Long-Term Bonds	2	6/26	239,403	243,188	(3,785)
					(366,914)
Net unrealized depreciation on open futures contracts					$(299,019)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

 Western Asset Ultra-Short Income Fund
At February 28, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$10,450,000	6/15/27	3.450% annually	Daily SOFR Compound annually	$(15,139)	$(1,489)	$(13,650)
	70,286,000	12/15/27	3.320% annually	Daily SOFR Compound annually	(115,983)	(5,658)	(110,325)
	18,600,000	11/21/30	2.452%**	CPURNSA**	(94,296)	(9,199)	(85,097)
	17,884,000	8/31/32	3.420% annually	Daily SOFR Compound annually	(104,666)	45,961	(150,627)
Total	$117,220,000				$(330,084)	$29,615	$(359,699)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$12,330,000	12/20/30	1.000% quarterly	$239,843	$271,452	$(31,609)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.268%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$233,864,966	—	$233,864,966
Asset-Backed Securities	—	81,666,689	—	81,666,689
Collateralized Mortgage Obligations	—	62,330,080	—	62,330,080
U.S. Government & Agency Obligations	—	20,097,126	—	20,097,126
Mortgage-Backed Securities	—	17,202,132	—	17,202,132
Senior Loans:
Consumer Discretionary	—	790,432	$502,955	1,293,387
Other Senior Loans	—	4,164,735	—	4,164,735
Purchased Options:
Exchange-Traded Purchased Options	$25,250	—	—	25,250
OTC Purchased Options	—	45,394	—	45,394
Common Stocks:
Industrials	4,917	29	—	4,946
Warrants	—	3,493	—	3,493
Total Long-Term Investments	30,167	420,165,076	502,955	420,698,198
Short-Term Investments†:
Money Market Funds	21,513,311	—	—	21,513,311
Certificates of Deposit	—	11,003,111	—	11,003,111
Commercial Paper	—	1,684,315	—	1,684,315
Total Short-Term Investments	21,513,311	12,687,426	—	34,200,737
Total Investments	$21,543,478	$432,852,502	$502,955	$454,898,935
Other Financial Instruments:
Futures Contracts††	$110,567	—	—	$110,567
Total	$21,654,045	$432,852,502	$502,955	$455,009,502
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$25,212	—	—	$25,212
OTC Written Options	—	$40,633	—	40,633
Futures Contracts††	409,586	—	—	409,586
Centrally Cleared Interest Rate Swaps††	—	359,699	—	359,699
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	31,609	—	31,609
Total	$434,798	$431,941	—	$866,739

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,687,165	$203,282,753	203,282,753	$192,456,607	192,456,607

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$317,964	—	$21,513,311
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 2/28/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	60	3/25	$730	$29	$0.48	0.00%(a)
Spirit Airlines LLC, Warrants	7,278	3/25	88,598	3,493 (b)	0.48	0.00 (a)
Total			$89,328	$3,522		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Ultra-Short Income Fund 2026 Quarterly Report